Consolidated Statements of Changes in Equity - USD ($) $ in Millions	Total	Common Stock	Stock Warrants	Additional Paid-In Capital	Retained Earnings (Accumulated Deficit)	Accumulated Other Comprehensive Income (Loss)	Treasury Stock	Parent [Member]	Non-controlling interests
Beginning Balance at Dec. 31, 2011	$ 1,997	$ 1	$ 13	$ 1,165	$ 166	$ (25)	$ (13)	$ 1,307	$ 690
Net (loss) income	167	0	0	0	100	0	0	100	67
Other comprehensive (loss) income	(39)	0	0	0	0	(65)	0	(65)	26
Stock-based compensation, net	18	0	0	26	0	0	(8)	18	0
Common stock contribution to U.S pension plans	73	0	0	73	0	0	0	73	0
Repurchase of common stock	(50)	0	0	0	0	0	(50)	(50)	0
Warrant exercises	2	0	(3)	5	0	0	0	2	0
Cash dividends	(27)	0	0	0	0	0	0	0	(27)
Ending Balance at Dec. 31, 2012	2,141	1	10	1,269	266	(90)	(71)	1,385	756
Net (loss) income	775	0	0	0	690	0	0	690	85
Other comprehensive (loss) income	74	0	0	0	0	78	0	78	(4)
Stock-based compensation, net	14	0	0	15	0	0	(1)	14	0
Repurchase of common stock	(250)	0	0	0	0	0	(250)	(250)	0
Warrant exercises	3	0	(4)	7	0	0	0	3	0
Cash dividends	(22)	0	0	0	0	0	0	0	(22)
Acquisition of business	138	0	0	0	0	0	0	0	138
Ending Balance at Dec. 31, 2013	2,873	1	6	1,291	956	(12)	(322)	1,920	953
Net (loss) income	(206)	0	0	0	(295)	0	0	(295)	89
Other comprehensive (loss) income	(323)	0	0	0	0	(287)	0	(287)	(36)
Stock-based compensation, net	21	0	0	9	0	0	12	21	0
Repurchase of common stock	(500)	0	0	(63)	0	0	(437)	(500)	0
Warrant exercises	6	0	(3)	9	0	0	0	6	0
Cash dividends	(89)	0	0	0	0	0	0	0	(89)
Acquisition of business	48	0	0	0	0	0	0	0	48
Business divestiture	(9)	0	0	0	0	0	0	0	(9)
Ending Balance at Dec. 31, 2014	$ 1,821	$ 1	$ 3	$ 1,246	$ 661	$ (299)	$ (747)	$ 865	$ 956